Note 34 (Tables)	6 Months Ended
Jun. 30, 2025
Fee and commission income and expenses [Abstract]
Fee and commission income [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated income statements is as follows:

FEE AND COMMISSION INCOME. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	June 2025	June 2024
Bills receivables	10	10
Demand accounts	157	150
Credit and debit cards and POS	3,433	3,273
Checks	71	86
Transfers and other payment orders	464	455
Insurance product commissions	257	224
Loan commitments given	173	169
Other commitments and financial guarantees given	264	258
Asset management	864	793
Securities fees	196	184
Custody securities	107	105
Other fees and commissions	519	441
Total	6,514	6,149

Fees and commission expense [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated income statements is as follows:

FEE AND COMMISSION EXPENSE. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	June 2025	June 2024
Demand accounts	4	3
Credit and debit cards and POS	1,696	1,630
Transfers and other payment orders	81	80
Commissions for selling insurance	27	27
Custody securities	45	42
Other fees and commissions	651	524
Total	2,503	2,307